Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of associates [line items]
Undistributed retained earnings	$ 67	$ 60
Canadian tires financial services business [member]
Disclosure of associates [line items]
Option to sell maximum additional equity interest until the end of 10th anniversary	29.00%
Period of option to sell back equity interest until the end of 10th anniversary	10 years
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 489	$ 671